The components of the Company’s debt as of April 30, 2022 and January 31, 2022 were as follows: (Details) - USD ($)					3 Months Ended		12 Months Ended
		Jun. 04, 2021	Jun. 04, 2021	Nov. 10, 2020	Apr. 30, 2022		Jan. 31, 2022		Jan. 31, 2022		Jan. 31, 2021		Aug. 28, 2022	Aug. 28, 2021
Short-Term Debt [Line Items]
Debt					$ 3,428,010		$ 3,597,770		$ 3,597,770		$ 2,030,579
Conversion of notes payable							125,000		125,000		24,803
Total					3,428,010		3,597,770		3,597,770		2,030,579
Short-Term Debt					3,291,220		3,454,133		3,454,133		716,142
Current Portion of Long-Term Debt					27,828		27,737		27,737		424,064
Long-term loan					108,962		115,900		115,900		890,373
Total					3,428,010		3,597,770		3,597,770		2,030,579
Long-Term Debt, Current Maturities					27,828		$ 27,737		27,737		424,064
Proceeds from Debt, Net of Issuance Costs											250,000
Loan one [Member]
Short-Term Debt [Line Items]
Debt issuance date							Oct. 08, 2019
Debt revised date							Feb. 29, 2020
Debt repayment date							Nov. 10, 2020
Debt Instrument, Maturity Date							Jun. 30, 2022
Debt instrument periodic payment							$ 20,000
Debt					97,340	[1],[2]	97,340	[1],[3],[4]	97,340	[1],[3],[4]	102,168	[3],[4]
Debt Instrument, Interest Rate, Effective Percentage				13.00%
Total					97,340	[1],[2]	$ 97,340	[1],[3],[4]	97,340	[1],[3],[4]	102,168	[3],[4]
Lump sump amount payable				$ 20,000
Loan one [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument periodic payment				$ 5,705
Forklift Note Payable [Member]
Short-Term Debt [Line Items]
Debt issuance date							Sep. 26, 2018
Debt instrument periodic payment							$ 39,454
Debt					7,120	[5],[6]	8,183	[6],[7],[8]	8,183	[6],[7],[8]	12,269	[7],[8]
Conversion of notes payable							$ 20,433		$ 20,433
Interest rate							6.23%		6.23%
Description of payment terms							60 monthly payments
Total					7,120	[5],[6]	$ 8,183	[6],[7],[8]	$ 8,183	[6],[7],[8]	12,269	[7],[8]
Vehicle Loan [Member]
Short-Term Debt [Line Items]
Debt issuance date							Feb. 16, 2021
Debt instrument periodic payment							$ 1,414
Debt					77,677	[5]	81,346	[7]	81,346	[7]
Conversion of notes payable							$ 93,239		$ 93,239
Interest rate							2.90%		2.90%
Description of payment terms							72 monthly payments
Secured equipment net bookvalue							$ 94,316		$ 94,316
Total					77,677	[5]	$ 81,346	[7]	81,346	[7]
Vehicle Loan One [Member]
Short-Term Debt [Line Items]
Debt issuance date							Mar. 20, 2021
Debt instrument periodic payment							$ 1,048
Debt					51,993	[5]	54,108	[7]	54,108	[7]
Conversion of notes payable							$ 59,711		$ 59,711
Interest rate							7.89%		7.89%
Description of payment terms							72 monthly payments
Secured equipment net bookvalue							$ 76,164		$ 76,164
Total					$ 51,993	[5]	$ 54,108	[7]	54,108	[7]
Working Capital Note Payable [Member]
Short-Term Debt [Line Items]
Debt issuance date							Oct. 29, 2021
Debt Instrument, Maturity Date					Oct. 29, 2022		Oct. 29, 2022
Debt instrument periodic payment							$ 17,904
Debt	[9],[10],[11]				$ 528,407	[2]	635,831	[4],[12]	635,831	[4],[12]
Conversion of notes payable							$ 700,000		$ 700,000
Interest rate							31.00%		31.00%
Total	[9],[10],[11]				528,407	[2]	$ 635,831	[4],[12]	$ 635,831	[4],[12]
Working Capital Note Payable One [Member]
Short-Term Debt [Line Items]
Debt issuance date							Oct. 25, 2021
Debt Instrument, Maturity Date							Oct. 25, 2022
Debt instrument periodic payment							$ 15,875
Debt	[9],[10],[13]				540,558	[2]	596,047	[4],[14]	596,047	[4],[14]
Conversion of notes payable							$ 650,000		$ 650,000
Interest rate							26.00%		26.00%
Total	[9],[10],[13]				540,558	[2]	$ 596,047	[4],[14]	$ 596,047	[4],[14]
Demand Loan [Member]
Short-Term Debt [Line Items]
Debt issuance date							Feb. 01, 2020
Debt					5,000	[2]	$ 5,000	[1],[2]	5,000	[1],[2]	5,000
Conversion of notes payable							$ 5,000		$ 5,000
Interest rate							15.00%		15.00%
DemandLoanMember							5		5
Total					5,000	[2]	$ 5,000	[1],[2]	$ 5,000	[1],[2]	5,000
Demand Loan One [Member]
Short-Term Debt [Line Items]
Debt issuance date							Mar. 08, 2019
Debt					2,500	[2]	$ 2,500	[1],[2]	2,500	[1],[2]	2,500
Conversion of notes payable							$ 2,500		$ 2,500
Interest rate							25.00%		25.00%
DemandLoanMember							5		5
Total					2,500	[2]	$ 2,500	[1],[2]	$ 2,500	[1],[2]	2,500
Demand Loan Two [Member]
Short-Term Debt [Line Items]
Debt issuance date							Feb. 27, 2019
Debt					12,415	[2]	$ 12,415	[1],[2]	12,415	[1],[2]	12,415
Conversion of notes payable							$ 65,500		$ 65,500
Interest rate							25.00%		25.00%
DemandLoanMember							5		5
Total					12,415	[2]	$ 12,415	[1],[2]	$ 12,415	[1],[2]	12,415
Promissory Note [Member]
Short-Term Debt [Line Items]
Debt issuance date							Sep. 18, 2020
Debt Instrument, Maturity Date							Apr. 30, 2022
Debt					60,000	[2],[15]	$ 60,000	[4],[15]	60,000	[4],[15]	60,000	[4],[16]
Conversion of notes payable							60,000		60,000
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net							$ 5,000		$ 5,000
Debt Instrument, Interest Rate, Effective Percentage							15.00%		15.00%
Total					60,000	[2],[15]	$ 60,000	[4],[15]	$ 60,000	[4],[15]	60,000	[4],[16]
Promissory Note One [Member]
Short-Term Debt [Line Items]
Debt issuance date							Aug. 28, 2020
Debt					425,000	[2],[17]	$ 425,000	[4],[17]	425,000	[4],[17]	425,000	[4],[18]
Conversion of notes payable							425,000		425,000
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net							$ 50,000		$ 50,000
Debt Instrument, Interest Rate, Effective Percentage							15.00%		15.00%
Interest Payable							$ 825,000		$ 825,000
Total					425,000	[2],[17]	$ 425,000	[4],[17]	425,000	[4],[17]	425,000	[4],[18]
Promissory Note Two [Member]
Short-Term Debt [Line Items]
Debt issuance date							Aug. 28, 2020
Debt Instrument, Maturity Date							Aug. 28, 2022
Debt					$ 1,200,000	[2],[19]	$ 1,200,000	[19],[20]	1,200,000	[19],[20]	1,200,000	[20]
Conversion of notes payable							$ 1,200,000		$ 1,200,000				$ 826,800	$ 445,200
Description of payment terms					interest payable monthly with the first six months interest deferred until the 6th month and added to principal		interest payable monthly with the first six months interest deferred until the 6th month and added to principal
Debt Instrument, Interest Rate, Effective Percentage							12.00%		12.00%
Total					$ 1,200,000	[2],[19]	$ 1,200,000	[19],[20]	$ 1,200,000	[19],[20]	$ 1,200,000	[20]
Promissory Note Three [Member]
Short-Term Debt [Line Items]
Debt issuance date							Dec. 27, 2021
Debt Instrument, Maturity Date							Jan. 27, 2022
Debt	[21],[22]				420,000		$ 420,000	[23]	420,000	[23]
Conversion of notes payable							420,000		420,000
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net							20,000		20,000
Total	[21],[22]				$ 420,000		$ 420,000	[23]	420,000	[23]
Debt Instrument, Description					Penalty of 10% of principal amount and 30,000 3 year warrants with an exercise price of $15.00 on initial default and 2% of principal amount and 15,000 3 year warrants with an exercise price of $15.00 for every 30 day default period thereafter. Initial default has been recorded at January 31, 2022 with an interest charge of $42,000 and another $276,000 which was the fair value of the warrants (see Note 11). The Company has defaulted on the February26, 2022, March 28, 2022, April 27, 2022 and will issue an additional 15,000 warrants for each of those defaults. The company recorded $315,050 based on the fair value of the warrants and $25,200 for the 2% fee as interest expense.		Penalty of 10% of principal amount and 30,000 3 year warrants with an exercise price of $15.00 on initial default and 2% of principal amount and 15,000 3 year warrants with an exercise price of $15.00 for every 30 day default period thereafter. Initial default has been recorded at January 31, 2022 with an interest charge of $42,000 and another $276,000 which was the fair value of the warrants (see Note 11). The Company has defaulted on the March 2, 2022, April 1, 2022 and will issue an additional 15,000 warrants for each of those defaults.
Long Term Loans [Member]
Short-Term Debt [Line Items]
Long-term loan							$ 4,325		4,325
Long-Term Debt, Current Maturities					$ 7,120		8,183		8,183
Long Term Loans one [Member]
Short-Term Debt [Line Items]
Long-term loan					8,632		8,633		8,633
Long-Term Debt, Current Maturities					$ 54,108		51,992		51,992
Long Term Loans Two [Member]
Short-Term Debt [Line Items]
Long-term loan							14,780		14,780
Long-Term Debt, Current Maturities							81,346		$ 81,346
Loan Two [Member]
Short-Term Debt [Line Items]
Proceeds from Debt, Net of Issuance Costs		$ 422,009
Net cash received		253,491
Payment fees			$ 26,500
Loan Four [Member]
Short-Term Debt [Line Items]
Proceeds from Debt, Net of Issuance Costs							$ 359,919
Net cash received		$ 267,606
Payment fees			$ 22,475

[1]	On November 10, 2020 the Company amended the agreement extending the maturity to June 30, 2022 from April 8, 2021 and changing monthly payments to $0 from $5,705 and interest rate from 13% to a $20,000 lump sum payable at maturity.
[2]	Short-term loans
[3]	On November 10, 2020 the Company amended the agreement extending the maturity to June 30, 2022 from April 8, 2021 and changing monthly payments to $0 from $5,705 and interest rate from 13% to a $20,000 lump sum payable at maturity.
[4]	Short-term loans
[5]	Long-term loans of $7,120 including current portion of $4,325
[6]	Secured by equipment having a net book value of $8,733
[7]	Long-term loans of $8,183 including current portion of $4,325
[8]	Secured by equipment having a net book value of $10,242
[9]	The Company has pledged a security interest on all accounts receivable and banks accounts of the Company.
[10]	The amounts due under the note are personally guaranteed by an officer or a director of the Company.
[11]	This loan replaces $500,000 loan dated June 4, 2021, $422,009 proceeds were used to repay this loan, net cash received was $253,491 after payment of $26,500 in fees.
[12]	This loan replaces $500,000 loan dated June 4, 2021, $422,009 proceeds were used to repay this loan , net cash received was $253,491 after payment of $26,500 in fees.
[13]	This loan replaces $500,000 loan dated June 4, 2021, $359,919 proceeds were used to repay this loan, net cash received was $267,606 after payment of $22,475 in fees.
[14]	This loan replaces $500,000 loan dated June 4, 2021, $359,919 proceeds were used to repay this loan , net cash received was $267,606 after payment of $22,475 in fees.
[15]	The April 30, 2022 payment has not been made and the Company is working on another extension with the lender.
[16]	The April 30, 2022 payment has not been made and the Company is working on another extension with the lender.
[17]	Financing event would be a sale or issuance of assets, debt, shares or any means of raising capital. As the Company has entered into such a transaction the loan has reached maturity and is treated as current. An extension was granted on December 13, 2021 amending the maturity date to April 30, 2022. The April 30, 2022 payment has not been made and the Company is working on another extension with the lender.
[18]	Financing event would be a sale or issuance of assets, debt, shares or any means of raising capital. As the Company has entered into such a transaction the loan has reached maturity and is treated as current. An extension was granted on December 13, 2021 amending the maturity date to April 30, 2022. The April 30, 2022 payment has not been made and the Company is working on another extension with the lender.
[19]	Secured by all assets of the Company. Loan payable in 2 instalments, $445,200 payable August 28, 2021 and $826,800 payable August 28, 2022. On December 13, 2021 the parties amended the maturity date for the first instalment to be April 30, 2022 with ethe second instalment date unchanged. The April 30, 2022 payment has not been made and the Company is working on another extension with the lender.
[20]	Secured by all assets of the Company. Loan payable in 2 instalments, $445,200 payable August 28, 2021 and $826,800 payable August 28, 2022. On December 13, 2021 the parties amended the maturity date for the first instalment to be April 30, 2022 with ethe second instalment date unchanged. The April 30, 2022 payment has not been made and the Company is working on another extension with the lender.
[21]	Penalty of 10% of principal amount and 30,000 3 year warrants with an exercise price of $15.00 on initial default and 2% of principal amount and 15,000 3 year warrants with an exercise price of $15.00 for every 30 day default period thereafter. Initial default has been recorded at January 31, 2022 with an interest charge of $42,000 and another $276,000 which was the fair value of the warrants (see Note 11). The Company has defaulted on the February26, 2022, March 28, 2022, April 27, 2022 and will issue an additional 15,000 warrants for each of those defaults. The company recorded $315,050 based on the fair value of the warrants and $25,200 for the 2% fee as interest expense.
[22]	In default
[23]	Penalty of 10% of principal amount and 30,000 3 year warrants with an exercise price of $15.00 on initial default and 2% of principal amount and 15,000 3 year warrants with an exercise price of $15.00 for every 30 day default period thereafter. Initial default has been recorded at January 31, 2022 with an interest charge of $42,000 and another $276,000 which was the fair value of the warrants (see Note 11). The Company has defaulted on the March 2, 2022, April 1, 2022 and will issue an additional 15,000 warrants for each of those defaults.